Accumulated Other Comprehensive (Loss) Income - Schedule of Pretax and After-tax Components of Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI activity before reclassification, net amount	$ 224	$ (755)
Net realized (losses) gains on sales of investment securities available for sale	26	0	$ (33)
Benefit for investment securities available for sale credit losses	0		0
Amounts reclassified from AOCI to earnings, Net Amount	20	10
Other comprehensive income (loss) on securities available for sale, gross amount	330	(980)
Other comprehensive loss on securities available for sale, gross amount, tax	(86)	235
Other comprehensive income (loss), net of tax	244	(745)	$ (2)
Unrealized gain (loss) on securities available for sale:
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI activity before reclassification, gross amount	194	(960)
AOCI activity before reclassification, tax	(51)	230
AOCI activity before reclassification, net amount	143	(730)
Other comprehensive income (loss) on securities available for sale, gross amount	220	(960)
Other comprehensive loss on securities available for sale, gross amount, tax	(58)	230
Other comprehensive income (loss), net of tax	162	(730)
Unrealized gain (loss) on securities available for sale: | Realized loss on sale of investment securities available for sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI to earnings, gross amount	26	0
Amounts reclassified from AOCI to earnings, tax	(7)	0
Amounts reclassified from AOCI to earnings, Net Amount	19	0
Unrealized loss on securities available for sale transferred to held to maturity
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI activity before reclassification, gross amount	0	0
AOCI activity before reclassification, tax	0	0
AOCI activity before reclassification, net amount	0	0
Amounts reclassified from AOCI to earnings, Net Amount	1	1
Other comprehensive income (loss) on securities available for sale, gross amount	1	1
Other comprehensive loss on securities available for sale, gross amount, tax	0	0
Other comprehensive income (loss), net of tax	1	1
Unrealized loss on securities available for sale transferred to held to maturity | Interest on investment securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI to earnings, gross amount	1	1
Amounts reclassified from AOCI to earnings, tax	0	0
Amounts reclassified from AOCI to earnings, Net Amount	1	1
Defined benefit pension items
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI activity before reclassification, gross amount	109	(33)
AOCI activity before reclassification, tax	(28)	8
AOCI activity before reclassification, net amount	81	(25)
Amounts reclassified from AOCI to earnings, Net Amount	0	9
Other comprehensive income (loss) on securities available for sale, gross amount	109	(21)
Other comprehensive loss on securities available for sale, gross amount, tax	(28)	5
Other comprehensive income (loss), net of tax	81	(16)
Defined benefit pension items | Other noninterest expense
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI to earnings, gross amount	0	12
Amounts reclassified from AOCI to earnings, tax	0	(3)
Amounts reclassified from AOCI to earnings, Net Amount	$ 0	$ 9